Income tax	3 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
7. Income tax

The Partnership is not subject to Marshall Islands corporate income taxes. The Partnership is subject to tax for earnings of Hoegh LNG Lampung Pte. Ltd., its subsidiary incorporated in Singapore, and PT Hoegh LNG Lampung, its FSRU-owing entity incorporated in Indonesia. The income tax expense recorded in the consolidated and combined carve-out income statements was $177 and $408 for the three month periods ended March 31, 2015 and 2014, respectively. For the first quarter of 2015, the income tax expense related to Hoegh LNG Lampung, Pte Ltd.. PT Hoegh LNG Lampung has a tax loss carryforward from the prior year which is expected to offset any current tax expense during 2015.

A deferred tax benefit of $567 and $866 related to the unrealized losses on interest rate swaps accounted for as a cash flow hedge was recorded as a component of other comprehensive income on the consolidated and combined carve-out statements of comprehensive income for the three months ended March 31, 2015 and 2014, respectively.